Events Subsequent to the Balance Sheet Date (Details) $ / shares in Units, ₪ in Millions		1 Months Ended			12 Months Ended
	Feb. 09, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Jan. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 17, 2021 $ / shares shares	Feb. 12, 2021 $ / shares shares
Events Subsequent to the Balance Sheet Date (Details) [Line Items]
Gross proceeds (in Dollars) | $					$ 6,339,095
Ordinary shares issued					284,317
Ordinary shares price per share (in Dollars per share) | $ / shares					$ 22.29
Net proceeds from offering (in Dollars) | $					$ 42,100,000
Subsequent Event [Member]
Events Subsequent to the Balance Sheet Date (Details) [Line Items]
Amount of grants expenditure			$ 4,700,000	₪ 15
Gross proceeds (in Dollars) | $		$ 7,702
Ordinary shares issued	2,296,107	855,813
Ordinary shares price per share (in Dollars per share) | $ / shares	$ 20
Underwriting agreement, description	the Company paid Wainwright underwriting discounts and commissions equal to 7% of the gross proceeds received by the Company from the sale of the ordinary shares in the Offering, as well as a management fee equal to 1% of the gross proceeds received by the Company from the sale of the ordinary shares in the Offering. In addition, the Company issued to Wainwright 179,501 warrants to purchase ordinary shares of the Company (the “Underwriter Warrants”). The Underwriter Warrants are exercisable for five years from commencement of the Offering and have an exercise price of $25 per ordinary share, subject to customary adjustments as provided in the Underwriter Warrants. The Company has also paid Wainwright approximately $126,000 for various expenses.
Warrants exercised		855,813
Wainwright [Member] | Subsequent Event [Member]
Events Subsequent to the Balance Sheet Date (Details) [Line Items]
Ordinary shares issued						268,205	2,296,107
Ordinary shares price per share (in Dollars per share) | $ / shares						$ 18.60	$ 18.60
Additional ordinary shares	344,416
Sales Agreement [Member] | Subsequent Event [Member]
Events Subsequent to the Balance Sheet Date (Details) [Line Items]
Ordinary shares issued	476,983
Ordinary shares price per share (in Dollars per share) | $ / shares	$ 17.94
Aggregate offering price (in Dollars) | $	$ 8,557,437